SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Technology [Member]
Intangible assets [Line Items]
Amortization period (in years)	3 years 2 months 12 days
Customer relations [Member]
Intangible assets [Line Items]
Amortization period (in years)	8 years 6 months